Filed with the Securities and Exchange Commission on January 26, 2011

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 341	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 343	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 341 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of responding to Staff comments for the Trust’s two new series: Alpha Defensive Growth Fund and Alpha Opportunistic Growth Fund.

Alpha Defensive Growth Fund

Class I	ACDEX
Class R

Alpha Opportunistic Growth Fund

Class I	ACOPX
Class R

(Each a “Fund,” together the “Funds”)

Each Fund is a series of Advisors Series Trust (the “Trust”).

www.alphacapitalfunds.com

PROSPECTUS

January 26, 2011

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

Alpha Defensive Growth Fund (“Defensive Growth Fund”)

Investment Objective
The Defensive Growth Fund seeks to achieve capital preservation.  In pursuing its objective, the Fund looks to emphasize absolute (positive) returns and low volatility across all market cycles.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Growth Fund.

	Class I	Class R
SHAREHOLDER FEES (fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(1)	0.78%	0.78%
Acquired Fund Fees and Expenses(2)	1.15%	1.15%
Total Annual Fund Operating Expenses	2.58%	2.83%
Less: Fee Waiver and/or Expense Reimbursement(3)	-0.18%	-0.18%
Net Annual Fund Operating Expenses	2.40%	2.65%
(1)	Other expenses are based on estimated Fund expenses for the current fiscal year.
(2)	Acquired fund fees and expenses (“AFFE”) are based on estimated expense amounts for the Underlying Funds for the current fiscal year.
(3)
Alpha Capital Funds Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% and 1.50% of average daily net assets for Class I and Class R, respectively.  The expense limitation will remain in effect through at least March 29, 2012, and may be terminated only by the Trust’s Board of Trustees (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Defensive Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class I	$243	$785
Class R	$268	$860

Portfolio Turnover
The Defensive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Defensive Growth Fund will invest in multiple open-end and closed-end mutual funds and exchange-traded funds (“ETFs”) in an attempt to preserve capital and produce positive returns regardless of broad equity and debt market direction.  The mutual funds and ETFs (together, the “Underlying Funds”) in which the Fund invests have the ability to pursue their own investment strategies including, but not limited to: long-only strategies (Underlying Fund can only purchase securities), short-only strategies (Underlying Fund only sells securities short), long-short strategies (Underlying Fund can both purchase securities and sell securities short), arbitrage strategies (Underlying Fund attempts to profit from simultaneously purchasing one security and selling another security) and global macroeconomic strategies (Underlying Fund attempts to profit from price movements in global equity, currency, interest rate and commodity markets).

The Underlying Funds also have the ability to pursue their own sector exposures by investing in different asset classes, including, but not limited to: domestic and foreign equity securities of all types of issuers (including common and preferred stocks of any size market capitalization); domestic and foreign debt securities of all types of issuers (including corporate and government debt securities), and all maturities and ratings (including high-yield debt securities); mortgage-related and other asset-backed securities; foreign currencies; commodities or in instruments whose performance is linked to the price of an underlying commodity or commodity index; other investment companies; or any combination thereof.  The foreign securities in which the Underlying Funds invest may be those of emerging markets.  The Underlying Funds may also invest in derivatives such as options, futures, swaps and credit default swaps which provide a low cost, effective way for the Fund to gain exposure to certain securities.  The Adviser itself does not use leverage or invest in derivatives.  The Defensive Growth Fund’s multiple strategy and sector approach seeks to provide greater overall returns with similar volatility when compared to the Hedge Fund Research, Inc. (“HFRI”) Hedge Fund of Funds Composite Index.  The Fund, however, is not a hedge fund.

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1

The Adviser employs a rigorous process in an attempt to construct a portfolio of Underlying Funds that will preserve capital and generate positive returns in all market environments.  The Adviser begins the portfolio construction process by screening the universe of Underlying Funds using qualitative inputs such as fund strategy, assets under management, fund expenses, and manager tenure, and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the Underlying Fund managers and the Underlying Fund’s sensitivity to broad market movements.  Second, managers of Underlying Funds that make it past the initial screen are interviewed by the Adviser.  Last, the actual selection and weight of each Underlying Fund is determined by how each Underlying Fund contributes to expected portfolio returns, in addition to the Adviser’s forward looking outlook for each sector and strategy.  No single Underlying Fund will have a position size greater than 20% of net assets based on cost at the time of investment.

Underlying Funds can be sold for a number of reasons and are reviewed on a case-by-case basis.  Reasons for selling an Underlying Fund include, but are not limited to: underperformance of the Underlying Fund vs. peers or expectations, identification of a more attractive Underlying Fund, identification of a lower cost Underlying Fund, an increase in volatility of the Underlying Fund’s returns, an unwanted change or drift in an Underlying Fund’s strategy, or a change in the Underlying Fund’s management.

Because the Defensive Growth Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund.  Actual underlying expenses are expected to vary with changes in the allocation of the Fund’s assets among various Underlying Funds.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Defensive Growth Fund.  The following additional risks, which are primarily risks of the Underlying Funds, could affect the value of your investment:

•
Management Risk – The Defensive Growth Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.  Additionally, the Adviser has not previously managed a mutual fund.

•
ETF and Mutual Fund Risk – When the Defensive Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Closed-End Fund Risk – The value of the shares of closed-end funds may be lower than the value of the portfolio securities held by the closed-end fund. Closed-end funds may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

•
Equity Market Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Preferred stocks are also subject to the risk that interest rates will rise resulting in a decrease in their value.  The stock market may experience declines or stocks in an Underlying Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying Funds.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

•
Default Risk – The risk that the Fund could lose money if the issuer or guarantor of a fixed income security owned by an Underlying Fund, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

•
High Yield Securities Risk – Fixed income securities in an Underlying Fund that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Foreign and Emerging Market Securities Risk – To the extent the Defensive Growth Fund invests in Underlying Funds that invest in the securities of foreign issuers, including emerging market issuers, the Fund is exposed to certain risks that can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

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•
Currency Risk – Changes in foreign currency exchange rates will affect the value of what an Underlying Fund owns and the Underlying Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

•
Short Sales Risk – Short sales involve specific risk considerations and may be considered a speculative technique.  For example, under adverse market conditions, an Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

•
Commodities Risk – Investments by an Underlying Fund in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

•
Mortgage-Related and Other Asset-Backed Securities Risk – Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an Underlying Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

•
Derivatives Risk – An Underlying Fund’s use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Underlying Fund’s returns and/or increase volatility.  A risk of the Underlying Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Additionally, derivatives are also subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

•
New Fund Risk – The Defensive Growth Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Small- and Medium-Sized Company Risk – The Defensive Growth Fund invests in Underlying Funds that invest in small- and medium-sized companies which often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•	Asset Allocation Risk – The risk that the Defensive Growth Fund’s allocation among Underlying Funds with various asset classes and investments will not produce the desired results.
•
Leverage Risk – When an Underlying Fund uses derivatives for leverage, investments in that Underlying Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Concentration Risk – To the extent Underlying Funds concentrate their investments in a particular industry or sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

•
Sector Risk – To the extent the Fund invests in an Underlying Fund that invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Performance
When the Defensive Growth Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.alphacapitalfunds.com or by calling the Fund toll-free at 1-877-9Alphacap (1-877-925-7422).

Management
Investment Adviser:  Alpha Capital Funds Management, LLC is the investment adviser of the Defensive Growth Fund.

Portfolio Manager: Mr. Bradley H. Alford, CFA, CFP, Managing Member and Portfolio Manager is the portfolio manager responsible for the day-to-day management of the Defensive Growth Fund.  He has managed the Fund since its inception in January 2011.

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Purchase and Sale of Fund Shares
The Fund’s Class R shares are not currently being offered for sale to investors.  You may purchase or redeem Class I shares on any business day by written request via mail (Alpha Defensive Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-9Alphacap (1-877-925-7422), or through a financial intermediary.  You may also purchase or redeem Class I shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Class I Shares
Type of Account	To Open Your Account	To Add to Your Account
Regular	$10,000	$100
Individual Retirement Accounts (“IRAs”) (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$5,000	$100

Class R Shares
Type of Account	To Open Your Account	To Add to Your Account
Regular	$5,000	$100
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$2,500	$100

Tax Information
The Defensive Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Defensive Growth Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Alpha Opportunistic Growth Fund (“Opportunistic Growth Fund”)

Investment Objective
The Opportunistic Growth Fund seeks to achieve long-term capital appreciation.  In pursuing its objective, the Fund looks to emphasize risk-adjusted returns and lower volatility when compared to traditional broad-based equity market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunistic Growth Fund.

	Class I	Class R
SHAREHOLDER FEES (fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(1)	0.73%	0.73%
Acquired Fund Fees and Expenses(2)	1.02%	1.02%
Total Annual Fund Operating Expenses	2.40%	2.65%
Less: Fee Waiver and/or Expense Reimbursement(3)	-0.13%	-0.13%
Net Annual Fund Operating Expenses	2.27%	2.52%
(1)	Other expenses are based on estimated Fund expenses for the current fiscal year.
(2)	AFFE are based on estimated expense amounts for the Underlying Funds for the current fiscal year.
(3)
The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% and 1.50% of average daily net assets for Class I and Class R, respectively.  The expense limitation will remain in effect through at least March 29, 2012, and may be terminated only by the Board.

Example
This Example is intended to help you compare the cost of investing in the Opportunistic Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class I	$230	$736
Class R	$255	$811

Portfolio Turnover
The Opportunistic Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Opportunistic Growth Fund will invest in multiple open-end and closed-end mutual funds and ETFs in an attempt to generate long-term capital appreciation, but with a lower standard deviation of returns than traditional equity market indices.  The mutual funds and ETFs (together, the “Underlying Funds”) in which the Fund invests have the ability to pursue their own investment strategies including, but not limited to: long-only strategies (Underlying Fund can only purchase securities), short-only strategies (Underlying Fund only sells securities short), long-short strategies (Underlying Fund can both purchase securities and sell securities short), arbitrage strategies (Underlying Fund attempts to profit from simultaneously purchasing one security and selling another security) and multi-asset class strategies (Underlying Fund attempts to profit by allocating capital to asset classes that show the most potential for gains).

While the Adviser will primarily invest in underlying equity mutual funds, the Underlying Funds also have the ability to pursue their own sector exposures by investing in different asset classes including, but not limited to: domestic and foreign equity securities of all types (including common and preferred stocks of any size market capitalization); domestic and foreign debt securities of all types of issuers (including corporate and government debt securities), and all maturities and ratings (including high-yield debt securities); foreign currencies; commodities or in instruments whose performance is linked to the price of an underlying commodity or commodity index; other investment companies; or any combination thereof.  The foreign securities in which the Underlying Funds invest may be those of emerging markets.  The Underlying Funds may also invest in derivatives such as options, futures, swaps and credit default swaps which provide a low cost, effective way for the Fund to gain exposure to certain securities.  The Adviser itself does not use leverage or invest in derivatives.  The Opportunistic Growth Fund’s multiple strategy and sector approach seeks to provide greater overall returns with similar volatility when compared to the Hedge Fund Research, Inc. (“HFRI”) Hedge Fund of Funds Composite Index.  The Fund, however, is not a hedge fund.

Table of Contents - Prospectus
5

The Adviser employs a rigorous process in an attempt to construct a portfolio of Underlying Funds that will produce long-term capital appreciation with lower standard deviation of returns when compared to broad equity market indices.  The Adviser begins the portfolio construction process by screening the universe of Underlying Funds using qualitative inputs such as fund strategy, assets under management, fund expenses, and manager tenure, and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the Underlying Fund managers and the Underlying Fund’s sensitivity to broad market movements.  Second, the managers of Underlying Funds that make it past the initial screen are interviewed by the Adviser.  Last, the actual selection and weight of each Underlying Fund is determined by how each Underlying Fund contributes to expected portfolio returns, in addition to the Adviser’s forward looking outlook for each sector and strategy.  No single Underlying Fund will have a position size greater than 20% of net assets based on cost at the time of investment.

Underlying Funds can be sold for a number of reasons and are reviewed on a case-by-case basis.  Reasons for selling an Underlying Fund include, but are not limited to: underperformance of the Underlying Fund vs. peers or expectations, identification of a more attractive Underlying Fund, identification of a lower cost Underlying Fund, an increase in volatility of the Underlying Fund’s returns, an unwanted change or drift in an Underlying Fund’s strategy, or a change in the Underlying Fund’s management.

Because the Opportunistic Growth Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund.  Actual underlying expenses are expected to vary with changes in the allocation of the Fund’s assets among various Underlying Funds.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Opportunistic Growth Fund.  The following additional risks, which are primarily risks of the Underlying Funds, could affect the value of your investment:

•
Management Risk – The Opportunistic Growth Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.  Additionally, the Adviser has not previously managed a mutual fund.

•
ETF and Mutual Fund Risk – When the Opportunistic Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Closed End Fund Risk – The value of the shares of closed-end funds may be lower than the value of the portfolio securities held by the closed-end fund. Closed-end funds may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

•
Equity Market Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Preferred stocks are also subject to the risk that interest rates will rise resulting in a decrease in their value.  The stock market may experience declines or stocks in an Underlying Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying Funds.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

•
Default Risk – The risk that the Fund could lose money if the issuer or guarantor of a fixed income security owned by an Underlying Fund, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

•
High Yield Securities Risk – Fixed income securities in an Underlying Fund that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Foreign and Emerging Market Securities Risk – To the extent the Opportunistic Growth Fund invests in Underlying Funds that invest in the securities of foreign issuers, including emerging market issuers, the Fund is exposed to certain risks that can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Currency Risk – Changes in foreign currency exchange rates will affect the value of what an Underlying Fund owns and the Underlying Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

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6

•
Short Sales Risk – Short sales involve specific risk considerations and may be considered a speculative technique.  For example, under adverse market conditions, an Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

•
Commodities Risk – Investments by an Underlying Fund in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

•
Derivatives Risk – An Underlying Fund’s use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Underlying Fund’s returns and/or increase volatility.  A risk of the Underlying Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Additionally, derivatives are also subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

•
New Fund Risk – The Opportunistic Growth Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
 Small- and Medium-Sized Company Risk – The Opportunistic Growth Fund invests in Underlying Funds that invest in small- and medium-sized companies which often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•	Asset Allocation Risk – The risk that the Opportunistic Growth Fund’s allocation among Underlying Funds with various asset classes and investments will not produce the desired results.
•
Leverage Risk – When an Underlying Fund uses derivatives for leverage, investments in that Underlying Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Concentration Risk – To the extent Underlying Funds concentrate their investments in a particular industry or sector, such Underlying Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

•
Sector Risk – To the extent the Fund invests in an Underlying Fund that invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Performance
When the Opportunistic Growth Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.alphacapitalfunds.com or by calling the Fund toll-free at 1-877-9Alphacap (1-877-925-7422).

Management
Investment Adviser:  Alpha Capital Funds Management, LLC is the investment adviser of the Opportunistic Growth Fund.

Portfolio Manager: Mr. Bradley H. Alford, CFA, CFP, Managing Member and Portfolio Manager is the portfolio manager responsible for the day-to-day management of the Opportunistic Growth Fund.  He has managed the Fund since its inception in January 2011.

Purchase and Sale of Fund Shares
The Fund’s Class R shares are not currently being offered for sale to investors.  You may purchase or redeem Class I shares on any business day by written request via mail (Alpha Opportunistic Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-9Alphacap (1-877-925-7422), or through a financial intermediary.  You may also purchase or redeem Class I shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

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Class I Shares
Type of Account	To Open Your Account	To Add to Your Account
Regular	$10,000	$100
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$5,000	$100

Class R Shares
Type of Account	To Open Your Account	To Add to Your Account
Regular	$5,000	$100
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$2,500	$100

Tax Information
The Opportunistic Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Opportunistic Growth Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies

Defensive Growth Fund
Under normal market conditions, the Defensive Growth Fund will invest in multiple open-end and closed-end mutual funds and ETFs in an attempt to preserve capital and produce positive returns regardless of broad equity and debt market direction.  The Underlying Funds in which the Fund invests have the ability to pursue their own investment strategies including, but not limited to, investing in a particular asset class (e.g., equity or fixed income), investing in global macro strategies (e.g., currency and interest rate strategies), emphasizing long and short strategies (long and short trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation), arbitrage strategies, investing in derivative instruments (e.g., options, futures, swaps or credit default swaps), investing in foreign securities and currencies (including those of emerging markets), investing in commodities or in instruments whose performance is linked to the price of an underlying commodity or commodity index, investing in other investment companies, or any combination thereof.

The equity securities in which the Underlying Funds may invest include common stocks and preferred stocks (including convertible preferred stock) of any market capitalization, rights, warrants, American Depositary Receipts (“ADRs”) and other similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The foreign securities in which the Underlying Funds invest may be those of emerging markets.  The types of fixed income securities in which the Underlying Funds may invest include domestic and foreign corporate bonds and convertible bonds, sovereign bonds, emerging market bonds, bank loans, municipal bonds, U.S. government bonds and other direct U.S. government agency obligations and mortgage- and asset-backed securities.  These fixed income securities may be of any maturity and credit quality.

The Underlying Funds in which the Defensive Growth Fund invests may utilize specialized techniques and strategies that offer the potential for attractive long-term investment returns while providing material near-term protection against losses, including shorting securities held in the portfolios.  The Underlying Funds may invest in derivatives such as options, futures, swaps and credit default swaps, which provide a low cost, effective way for the Fund to gain exposure to certain securities.  The Adviser itself does not use leverage or invest in derivatives.  The Defensive Growth Fund’s multiple strategy and sector approach seeks to provide greater overall returns with similar volatility when compared to the HFRI Hedge Fund of Funds Composite Index.  The Fund, however, is not a hedge fund.

The Adviser employs a rigorous process in an attempt to construct a portfolio of Underlying Funds that will preserve capital and generate positive returns in all market environments.  The Adviser begins the portfolio construction process by screening the universe of Underlying Funds using qualitative inputs such as fund strategy, assets under management, fund expenses, and manager tenure, and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the Underlying Fund managers and the Underlying Fund’s sensitivity to broad market movements.  Second, managers of Underlying Funds that make it past the initial screen are interviewed by the Adviser.  Last, the actual selection and weight of each Underlying Fund is determined by how each Underlying Fund contributes to expected portfolio returns, in addition to the Adviser’s forward looking outlook for each sector and strategy.  No single Underlying Fund will have a position size greater than 20% of net assets based on cost at the time of investment.

Underlying Funds can be sold for a number of reasons and are reviewed on a case-by-case basis.  Reasons for selling an Underlying Fund include, but are not limited to: underperformance of the Underlying Fund vs. peers or expectations, identification of a more attractive Underlying Fund, identification of a lower cost Underlying Fund, an increase in volatility of the Underlying Fund’s returns, an unwanted change or drift in an Underlying Fund’s strategy, or a change in the Underlying Fund’s management.

Temporary or Cash Investments. Under normal market conditions, the Defensive Growth Fund will stay invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objectives during that period.

For longer periods of time, the Defensive Growth Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Please remember that the Defensive Growth Fund is independent from any of the Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those Underlying Funds.  If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses.  An Underlying Fund may limit the Fund’s ability to sell its shares of the Underlying Fund at certain times.  In these cases, such investments will be considered illiquid and subject to the Fund’s overall limit on illiquid securities.  For example, no Underlying Fund is required to redeem any of its shares owned by the Fund in an amount exceeding 1% of the Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that the Fund owns more that 1% of an Underlying Fund’s shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations.

There is no guarantee that the Fund will achieve its objective.

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Opportunistic Growth Fund
Under normal market conditions, the Opportunistic Growth Fund will invest in multiple open-end and closed-end mutual funds and ETFs in an attempt to generate long-term capital appreciation, but with a lower standard deviation of returns than traditional equity market indices.  While the Adviser will primarily invest in underlying equity mutual funds, the Underlying Funds also have the ability to pursue their own investment strategies including, but not limited to, investing in a particular asset class (e.g., equity or fixed income) investing in multiple asset classes (investing in several markets with a high probability of return), emphasizing a long and short equity strategy (long and short trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation), arbitrage strategies, investing in derivative instruments (e.g., options, futures, swaps, or credit default swaps), investing in foreign securities and currencies (including those of emerging markets), investing in commodities or in instruments whose performance is linked to the price of an underlying commodity or commodity index, investing in other investment companies, or any combination thereof.  The foreign securities in which the Underlying Funds invest may be those of emerging markets.  Some Underlying Funds may emphasize either value or growth styles of investing, and some may invest in the securities of small- and medium-sized companies, though the Fund does not have a particular strategy with regard to market capitalization.

The equity securities in which the Underlying Funds may invest include common stocks and preferred stocks (including convertible preferred stock) of any market capitalization, rights, warrants, ADRs and other similar investments, including EDRs and GDRs.  The fixed income securities in which the Underlying Funds typically invest include U.S. government and agency securities, debt obligations of foreign governments, and U.S. and non-U.S. corporate debt securities, and may include high yield or “junk bonds.”  The Opportunistic Growth Fund’s investment in the Underlying Funds will consist of a mix of equity and fixed income asset classes as well as a mix of the various strategies described above.  However, the Fund reserves the right to favor a particular asset class or strategy depending on current market conditions.  The Underlying Funds may also invest in derivatives such as options, futures, swaps and credit default swaps which provide a low cost, effective way for the Fund to gain exposure to certain securities.  The Adviser itself does not use leverage or invest in derivatives.  The Opportunistic Growth Fund’s multiple strategy and sector approach seeks to provide greater overall returns with similar volatility when compared to the HFRI Hedge Fund of Funds Composite Index.  The Fund, however, is not a hedge fund.

The Adviser employs a rigorous process in an attempt to construct a portfolio of Underlying Funds that will produce long-term capital appreciation with lower standard deviation of returns when compared to broad equity market indices.  The Adviser begins the portfolio construction process by screening the universe of Underlying Funds using qualitative inputs such as fund strategy, assets under management, fund expenses, and manager tenure, and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the Underlying Fund managers and the Underlying Fund’s sensitivity to broad market movements.  Second, the managers of Underlying Funds that make it past the initial screen are interviewed by the Adviser.  Last, the actual selection and weight of each Underlying Fund is determined by how each Underlying Fund contributes to expected portfolio returns, in addition to the Adviser’s forward looking outlook for each sector and strategy.  No single Underlying Fund will have a position size greater than 20% of net assets based on cost at the time of investment.

Underlying Funds can be sold for a number of reasons and are reviewed on a case-by-case basis.  Reasons for selling an Underlying Fund include, but are not limited to: underperformance of the Underlying Fund vs. peers or expectations, identification of a more attractive Underlying Fund, identification of a lower cost Underlying Fund, an increase in volatility of the Underlying Fund’s returns, an unwanted change or drift in an Underlying Fund’s strategy, or a change in the Underlying Fund’s management.

Temporary or Cash Investments. Under normal market conditions, the Opportunistic Growth Fund will stay invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objectives during that period.

For longer periods of time, the Opportunistic Growth Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Please remember that the Opportunistic Growth Fund is independent from any of the Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those Underlying Funds.  If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses.  An Underlying fund may limit the Fund’s ability to sell its shares of the Underlying Fund at certain times.  In these cases, such investments will be considered illiquid and subject to the Fund’s overall limit on illiquid securities.  For example, no Underlying Fund is required to redeem any of its shares owned by the Fund in an amount exceeding 1% of the Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that the Fund owns more than 1% of an Underlying Fund’s shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations.

There is no guarantee that the Fund will achieve its objective.

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Principal Risks

Mutual funds pool shareholders’ money and, using professional investment managers, invest the shareholders’ money in securities.  Although the Funds principally invest in a number of Underlying Funds, this investment strategy does not eliminate investment risk.  Owning securities, including mutual funds, has risks that may cause you to lose money on your investment.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Funds cannot give any assurance that their investment objectives will be achieved.  The following list sets forth more information about the principal risks of the Funds summarized earlier in this Prospectus.  These risks could adversely affect the net asset value (“NAV”) per share and total return of the Funds, and therefore your investment.  There can be no assurance that a Fund will achieve its investment objective.

Management Risk.  The skill of the Adviser will play a significant role in each Fund’s ability to achieve its investment objective.  A Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify Underlying Funds, economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, a Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select Underlying Funds, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of Underlying Funds, industries, companies and the relative attractiveness of growth and value stocks and other matters.  The Funds’ Adviser has not previously managed a mutual fund.

ETF and Mutual Fund Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If a Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Closed-End Fund Risk.  The value of shares of a closed-end fund are set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end fund. Closed-end funds may trade infrequently, with small volume, which may make it difficult for a Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Closed-end funds in which a Fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, a Fund’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

Equity Market Risk.  Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Preferred stocks are also subject to the risk that interest rates will rise resulting in a decrease in their value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If an Underlying Fund holds common stocks of any given issuer, it would generally be exposed to greater risk than if it held preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Fixed Income Securities Risk.  The Underlying Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of an Underlying Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of an Underlying Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

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Default Risk.  The risk that a Fund could lose money if the issuer or guarantor of a fixed income security owned by an Underlying Fund, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Securities Risk.  An Underlying Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Funds to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an Underlying Fund may lose its entire investment.

Foreign and Emerging Market Securities Risk.  The Underlying Funds may invest in foreign securities.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Foreign securities include ADRs and similar investments, including EDRs and GDRs, dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

In addition, the Underlying Funds may invest in emerging markets.  Emerging markets are those of countries with immature economic and political structures.  These markets are more volatile than the markets of developed countries.

Currency Risk.  If an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, an Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of a Fund.

Short Sales Risk.  Short sale strategies are riskier than long investment strategies.  Short selling shares of equity securities or ETFs may result in an Underlying Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  This would occur if the lender required an Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and the Underlying Fund was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.

Commodities Risk.  The Underlying Funds may invest in companies involved in commodity-related businesses.  Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

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Mortgage-Related and Other Asset-Backed Securities Risk.  The Underlying Funds in which the Defensive Growth Fund investsmay invest in mortgage-related and other asset-backed securities.  Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an Underlying Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund may have to reinvest that money at the lower prevailing interest rates. An Underlying Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Derivatives Risk.  The Underlying Funds may invest in derivatives.  Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate or index. The Underlying Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Underlying Funds may use are options, futures, swaps and credit default swaps, among others. The Underlying Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

New Fund Risk. The Funds are new with no operating history.  There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate a Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Small- and Medium-Sized Company Risk.  The Underlying Funds may invest in securities of small- and medium-sized capitalization companies.  The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.  Thus, to the extent an Underlying Fund invests in smaller or medium-sized companies, the Underlying Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Asset Allocation Risk.  Each Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the Underlying Funds in which it invests according to each Fund's asset allocation targets and ranges. It is possible that the Adviser will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions.  You could lose money on your investment in a Fund as a result of these allocation decisions. Although the Funds will attempt to invest in a number of different asset classes by means of their Underlying Funds, to the extent that a Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and any investments in which that Underlying Fund concentrates.

Leverage Risk.  When an Underlying Fund uses derivatives for leverage, investments in that Underlying Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Concentration Risk.  The Fund may invest in Underlying Funds that in turn concentrate their investments within one industry or sector or among a broad range of industries or sectors.  To the extent that an Underlying Fund focuses on one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund.  For example, to the extent that an Underlying Fund concentrates in the technology sector, it will be subject to the risks of that sector, including competitive pressures of technology companies from new market entrances and technological obsolescence, as well as increased research and development costs and potential for greater governmental regulation.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.  The Adviser’s judgment about which sectors or industries offer the greatest potential for long-term financial reward will change over time.  Therefore, the Underlying Funds in which the Fund invests may be concentrated in any of a number of different sectors or industries.

Sector Risk.  Sector risk is the possibility that investments within the same economic sector will decline in price due to sector-specific market or economic developments.  Although the Adviser selects stocks on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than a fund with fewer holding in that sector.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI.”)  Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by contacting the Alpha Defensive Growth Fund or Alpha Opportunistic Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-877-9Alphacap (1-877-925-7422) and on the SEC’s website at www.sec.gov.  A complete description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUND

Investment Adviser
Alpha Capital Funds Management, LLC is the Funds’ investment adviser and is located at 1355 Peachtree Street, Suite 750, Atlanta, Georgia 30309.  The Adviser is an SEC-registered investment advisory firm formed in 2010.  The Adviser provides investment management services to mutual funds.

The Adviser is ultimately responsible for the investment performance of the Funds because it allocates each Fund’s assets among the various mutual funds and ETFs in which it invests and monitors the Funds for any necessary re-balancing or reallocation.  The Adviser is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, each Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.65% of its average daily net assets.

A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement will be available in the Funds’ Semi-Annual Report to shareholders for the fiscal period ending March 31, 2011.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Manager

Bradley H. Alford, CFA, CFP
Chief Investment Officer and Portfolio Manager
Mr. Alford founded the Adviser in November 2010 and serves as Chief Investment Officer and Portfolio Manager. Prior to founding the Adviser, he founded Alpha Capital Management, LLC in July 2006, where he serves as Chief Investment Officer.  From 2002 to 2006, he served as a Managing Director at Atlantic Trust. From 2000 to 2002, he served as the Director of Investment Advisory Services at MyCFO, a firm focused on managing assets for ultra-high net-worth clients. From 1996 to 2000, he was Managing Director of the Duke Endowment.  From 1989 to 1996, he was the Director of Endowment Investments at the Emory Endowment.  He received a B.S. in Corporate Finance and an MBA from the University of Alabama.  He also holds the Chartered Financial Analyst and Certified Financial Planner designations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities in the Funds.

Similarly Managed Account Performance

As of the date of this Prospectus, the Funds have not yet completed a full calendar year of investment operations.  When the Funds have completed a full calendar year of investment operations, this Prospectus will include charts that show calendar year total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to an appropriate benchmark index.  This information could serve as a basis for investors to evaluate a Fund’s performance and risks by looking at how the Fund’s performance varies from year to year and how the Fund’s performance compares to an appropriate broad-based securities market index.

Each Fund will, however, be managed in a manner that is substantially similar to certain other accounts (each, a “Composite” and collectively referred to herein as the “Composites”) managed by the Adviser.  Each Composite has investment objectives, policies, strategies and risks substantially similar to those of the applicable Fund.  The individuals responsible for the management of the Composites are the same individuals responsible for the management of the Funds.  You should not consider the past performance of the Composites as indicative of the future performance of the Funds.

The following tables set forth performance data relating to the historical performance of each Composite which represents all of the separate accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the respective Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Funds.  The private accounts that are included in the Composites are not subject to the same types of expenses to which the Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on each Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Code.  Consequently, the performance results for the Adviser’s Composites could have been adversely affected if the private accounts included in the Composites had been regulated as investment companies under the federal securities laws.  The method used to calculate each Composite’s performance differs from the Securities and Exchange Commission’s standardized method of calculating performance, and may produce different results.

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Defensive Growth Composite
Performance Analysis (Net of Fees) as of 12/31/2010	(All returns longer than 1 year are annualized)
	1 Month	3 Month	6 Month	YTD	1 Year	18 Month	Inception (1/1/2009)
Defensive Growth Strategy	0.93%	1.19%	5.38%	7.33%	7.33%	9.99%	10.97%
HFRI Hedge Fund of Funds Composite Index	1.97%	3.37%	6.74%	5.45%	5.45%	7.68%	8.42%
Barclays Capital U.S. Aggregate Bond Index	-1.08%	-1.29%	1.16%	6.56%	6.56%	7.06%	6.25%

Monthly Performance (Net of Fees)	Jan ‘09	Feb ‘09	Mar ‘09	Apr ‘09	May ‘09	June ‘09	July ‘09	Aug ‘09	Sept ‘09	Oct ‘09	Nov ‘09	Dec ‘09
Defensive Growth Strategy	0.9%	-2.6%	2.6%	2.9%	2.4%	0.5%	2.6%	0.9%	2.1%	0.6%	1.1%	0.0%
HFRI Hedge Fund of Funds Composite Index	0.7%	-0.4%	0.0%	1.1%	3.3%	0.4%	1.5%	1.1%	1.7%	-0.1%	0.8%	0.8%
Barclays Capital U.S. Aggregate Bond Index	-0.9%	-0.4%	1.4%	0.5%	0.7%	0.6%	1.6%	1.0%	1.1%	0.5%	1.3%	-1.6%

Monthly Performance (Net of Fees)	Jan ‘10	Feb ‘10	Mar ‘10	Apr ‘10	May ‘10	June ‘10	July ‘10	Aug ‘10	Sept ‘10	Oct ‘10	Nov ‘10	Dec ‘10
Defensive Growth Strategy	0.4%	0.7%	1.4%	0.7%	-1.7%	0.4%	1.6%	0.6%	2.0%	1.0%	-0.7%	0.9%
HFRI Hedge Fund of Funds Composite Index	-0.4%	0.1%	1.7%	0.9%	-2.6%	-0.9%	0.8%	0.1%	2.4%	1.5%	-0.1%	2.0%
Barclays Capital U.S. Aggregate Bond Index	1.5%	0.4%	-0.1%	1.0%	0.8%	1.6%	1.1%	1.3%	0.1%	0.4%	-0.6%	-1.1%

The annual investment management fee rate charged to the accounts in the Defensive Growth Composite varies between 0.70% and 0.90% and the performance shown is net of the highest fee paid by an Adviser client whose portfolio is managed in accordance with this strategy.  The fees of the Defensive Growth Composite differ from the fees of the Alpha Defensive Growth Fund.  The fees and expenses associated with an investment in the Defensive Growth Composite at the highest rate charged are generally lower than the fees and expenses (after taking into account the expense limitation) associated with an investment in the Class I or Class R shares of the Fund, so that if the Defensive Growth Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The performance returns illustrated reflect the reinvestment of dividends, interest and capital gains.  Performance is time-weighted total return calculated monthly.  The Defensive Growth Composite contains 37 portfolios valued at $13.7 million.  Total assets managed by the Adviser in this strategy are $17.7 million.  The Composite includes all direct-client fee-paying accounts with an inception date of January 1, 2009 or later managed by the Adviser.  The Composite does not include cash.  The exclusion of cash results in higher returns during up markets and lower returns during down markets.  The Composite includes taxable and non-taxable, discretionary accounts.  Performance data is shown net of all transaction, custodial, management, and advisory fees and expenses.  The performance information presented has not been audited or verified by an independent accounting firm.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based index that measures the investment-grade, U.S. dollar-denominated taxable fixed income market and includes Treasury, agency, corporate, mortgage backed, asset backed and commercial mortgage backed securities.  The Hedge Fund Research, Inc. (“HFRI”) Hedge Fund of Funds Composite Index is a benchmark designed to reflect hedge fund of funds industry performance by constructing equally weighted composites of over 650 constituent funds, as reported by the hedge fund managers listed within the HFR Database.  There is no good single benchmark for the Defensive Growth portfolio; the Barclays Capital U.S. Aggregate and HFRI Hedge Fund of Funds Composite indices represent similar objectives of capital appreciation and protection for the portfolio.  Indices are not investments, are unmanaged and do not incur fees and expenses.  It is not possible to invest in an index.

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Opportunistic Growth Composite
Performance Analysis (Net of Fees) as of 12/31/2010	(All returns longer than 1 year are annualized)
	1 Month	3 Month	6 Month	YTD	1 Year	18 Month	Inception (1/1/2009)
Opportunistic Growth Strategy	3.10%	4.77%	10.94%	9.08%	9.08%	12.25%	9.76%
HFRI Hedge Fund of Funds Composite Index	1.97%	3.37%	6.74%	5.45%	5.45%	7.68%	8.42%
S&P 500® Index	6.68%	10.76%	23.27%	15.06%	15.06%	25.77%	20.63%

Monthly Performance (Net of Fees)	Jan ‘09	Feb ‘09	Mar ‘09	Apr ‘09	May ‘09	June ‘09	July ‘09	Aug ‘09	Sept ‘09	Oct ‘09	Nov ‘09	Dec ‘09
Opportunistic Growth Strategy	-1.6%	-3.3%	1.8%	1.8%	4.5%	-1.6%	3.0%	0.9%	3.1%	-1.2%	3.4%	-0.3%
HFRI Hedge Fund of Funds Composite Index	0.7%	-0.4%	0.0%	1.1%	3.3%	0.4%	1.5%	1.1%	1.7%	-0.1%	0.8%	0.8%
S&P 500® Index	-8.4%	-10.7%	8.8%	9.6%	5.6%	0.2%	7.6%	3.6%	3.7%	-1.9%	6.0%	1.9%

Monthly Performance (Net of Fees)	Jan ‘10	Feb ‘10	Mar ‘10	Apr ‘10	May ‘10	June ‘10	July ‘10	Aug ‘10	Sept ‘10	Oct ‘10	Nov ‘10	Dec ‘10
Opportunistic Growth Strategy	-1.3%	1.1%	2.5%	1.2%	-4.2%	-0.8%	2.7%	-0.1%	3.3%	2.0%	-0.4%	3.1%
HFRI Hedge Fund of Funds Composite Index	-0.4%	0.1%	1.7%	0.9%	-2.6%	-0.9%	0.8%	0.1%	2.4%	1.5%	-0.1%	2.0%
S&P 500® Index	-3.6%	3.1%	6.0%	1.6%	-8.0%	-5.2%	7.0%	-4.5%	8.9%	3.8%	0.0%	6.7%

The annual investment management fee rate charged to the accounts in the Opportunistic Growth Composite varies between 0.70% and 0.90% and is based upon the highest fee paid by an Adviser client whose portfolio is managed in accordance with this strategy.  The fees of the Opportunistic Growth Composite differ from the fees of the Alpha Opportunistic Growth Fund.  The fees and expenses associated with an investment in the Opportunistic Growth Composite at the highest rate charged are generally lower than the fees and expenses (after taking into account the expense limitation) associated with an investment in the Class I or Class R shares of the Fund, so that if the Opportunistic Growth Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The performance returns illustrated reflect the reinvestment of dividends, interest and capital gains.  Performance is time-weighted total return calculated monthly.  The Opportunistic Growth Composite contains 55 portfolios valued at $24.1 million.  Total assets managed by the Adviser in this strategy are $27.7 million.  The Composite includes all direct-client fee-paying accounts with an inception date of January 1, 2009, or later managed by the Adviser.  The Composite does not include cash.  The exclusion of cash results in the appearance of higher returns during up markets and lower returns during down markets.  The Composite includes taxable and non-taxable, discretionary accounts.  Performance data is shown net of all transaction, custodial, management, and advisory fees and expenses.  The performance information presented has not been audited or verified by an independent accounting firm.

The S&P 500® Index is a capitalization-weighted unmanaged index of 500 widely traded stocks, created by Standard & Poor’s, and considered to represent the performance of the U.S. stock market in general.  The HFRI Hedge Fund of Funds Composite Index is a benchmark designed to reflect hedge fund of funds industry performance by constructing equally weighted composites of over 650 constituent funds, as reported by the hedge fund managers listed within the HFR Database.  There is no good single benchmark for the Opportunistic Growth portfolio; the S&P 500® Index represents the long-term growth objective for the portfolio and the HFRI Hedge Fund of Funds Composite Index represents a similar near-term objective of capital protection for the portfolio.  Indices are not investments, are unmanaged and do not incur fees or expenses.  It is not possible to invest in an index.

The data shown represents past performance and offers no guarantee or representation of future results.

Fund Expenses
Each Fund is responsible for its own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and/or pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses), through at least March 29, 2012, to limit Net Annual Fund Operating Expenses of each Fund to 1.25% and 1.50% of average daily net assets of Class I shares and Class R shares, respectively.  The term of the Funds’ operating expenses limitation agreement is indefinite, and it can only be terminated by the Board. Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Adviser may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years from the date the fees were waived and/or expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

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SHAREHOLDER INFORMATION

Description of Share Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares.  The Funds have registered two classes of shares – Class I shares and Class R shares.  The different classes of shares represent investments in the same portfolio of securities.  Neither class of shares charges a front-end sales load.

•	Class I shares have no Rule 12b-1 distribution and service fee.

•	Class R shares are charged a 0.25% Rule 12b-1 distribution and service fee.

Pricing of Fund Shares
Shares of the Funds are sold at NAV per share which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, a Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, each Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

The assets of each Fund consist primarily, if not exclusively, of shares of the Underlying Funds valued at their respective NAVs per share.  There may be situations when a Fund is unable to receive an NAV per share from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith by the Trust’s Valuation Committee under supervision of the Board.  Most Underlying Fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an Underlying Fund, or if the value of a security held by an Underlying Fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the Underlying Funds’ Boards of Directors or Trustees.  The NAV per share of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced.  The Board will regularly evaluate whether a Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Minimum Investments
You may open a Fund account with a minimum initial investment as listed in the table below.

	To Open Your Account	To Add to Your Account
Class I
Regular Accounts	$10,000	$100
IRAs	$5,000	$100

Class R
Regular Accounts	$5,000	$100
IRAs	$2,500	$100

The Adviser reserves the right to waive the minimum initial investment for sales to qualified registered investment advisers who buy through a broker or service agent who has entered into an agreement with Quasar Distributors, LLC (the “Distributor”).

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How to Buy Shares
You may purchase shares of the Funds by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Funds to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-877-9Alphacap (1-877-925-7422).  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of a Fund.  Orders may also be rejected from persons believed by the Funds to be “market timers.”

All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of a Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from U.S. Bancorp Fund Services, LLC ("the Transfer Agent").  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the applicable Fund’s objective and otherwise acceptable to the Adviser and the Board.  For further information, you may call a customer service representative of the Funds toll-free at 1-877-9Alphacap (1-877-925-7422).

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-877-9Alphacap (1-877-925-7422) if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the Alpha Defensive Growth Fund or Alpha Opportunistic Growth Fund, to the Transfer Agent at the following address:

Alpha Capital Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box.  If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Alpha Capital Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of account applications or redemption requests does not constitute receipt by the Transfer Agent.

Purchasing Shares by Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with the Funds), you may purchase additional shares by calling the Funds toll-free at 1-877-9Alphacap (1-877-925-7422).  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Purchasing Shares by Wire
If you are making your initial investment in the Funds, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:      [Name of Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-9Alphacap (1-877-925-7422).  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of Fund shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Funds, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-877-9Alphacap (1-877-925-7422).  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the automatic investment date.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-877-9Alphacap (1-877-925-7422) for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with a Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the applicable Fund.  The Broker typically holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

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How to Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
Alpha Capital Funds	Alpha Capital Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of account applications or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone
If you complete the Telephone Options portion of the account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-877-9Alphacap (1-877-925-7422) before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for full account and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If a Fund or its agents follows these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-877-9Alphacap (1-877-925-7422) for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a certified check or wire payment, the Funds may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Funds will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at:

Regular Mail	Overnight Express Mail
Alpha Capital Funds	Alpha Capital Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

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A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-877-9Alphacap (1-877-925-7422).

Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
The Funds may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

How to Exchange Fund Shares
You may exchange your Fund shares on any day the Funds and the NYSE are open for business either directly with the Funds or through your financial intermediary.

Exchange Privilege
Class I shares and Class R shares of either Fund may be exchanged for the same class of shares of the other Fund, based on the next determined NAV per share of each Fund after requesting the exchange, subject to minimum purchase requirements and certain limitations.

Exchanges of shares are sales of shares of one Fund and purchases of shares of another Fund.  The sale may result in a gain or loss for federal income tax purposes.  A shareholder wishing to make an exchange may do so by sending a written request to the Funds or by calling 1-877-9Alphacap (1-877-925-7422).  A shareholder automatically has these exchange privileges unless the shareholder indicates otherwise by checking the applicable box on the account application form.

The Funds reserve the right to reject or limit any order to purchase Fund shares through exchange or otherwise and to close any shareholder account when they believe it is in the best interests of the Funds.  Certain patterns of past exchanges and/or purchase or sale transactions involving the Funds may result in the Funds rejecting or limiting, in the Funds’ discretion, additional purchases and/or exchanges or in an account being closed.  Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.  The Funds may modify, restrict or terminate the exchange privilege at any time.  Shareholders will receive 60 days’ notice of any termination or material amendment to this exchange privilege.

Exchange requests received on a business day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt.  “Processing” a request means that shares of the Fund which the shareholder is redeeming will be redeemed at the NAV per share next determined on the date of receipt.  Shares of the Fund that the shareholder is purchasing will also normally be purchased at the NAV per share next determined on the date of receipt.  Exchange requests received on a business day after the time that shares of the Funds involved in the request are priced will be processed on the next business day in the manner described herein.

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DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC (the “Distributor” or “Quasar”), an affiliate of the Funds’ Transfer Agent, is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of the Funds are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Class R shares.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.  Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Fees – Other Payments to Third Parties
The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to a Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Funds.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading practices, imposing redemption fees, and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices. The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, a Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds’ Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that each Fund can enforce its market timing policies.

Fair Value Pricing. Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Funds does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

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DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at other times of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.

The Funds typically make distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income or, under current law as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long a Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum rate of 15% through the taxable year ending December 31, 2012.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December but made in January are taxable as if received the prior December.

By law, the Funds must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs a Fund to do so.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

Each Fund’s distributions, whether received in cash or reinvested in additional shares of a Fund, may be subject to federal, state and local income tax.  These distributions generally will be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the type of shareholder and the length of time the Fund holds the assets generating the capital gains, but not depending on the length of time you held your shares).  In managing the Funds, the Adviser considers the tax effects of its investment decisions to be of secondary importance.

Additional information concerning taxation of each Fund and its shareholders is contained in the SAI.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from a Fund.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, each Fund reserves the right to:

—	Vary or waive any minimum investment requirement;
—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
—
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below $500 due to redemption activity.  If, within 30 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as a Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

23

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “How to Buy Shares.”

Your financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-9Alphacap (1-877-925-7422) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Funds had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
Alpha Capital Funds Management, LLC
1355 Peachtree Street, Suite 750
Atlanta, Georgia 30309

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The Annual Report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.alphacapitalfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-877-9Alphacap (1-877-925-7422) or by writing to:

Alpha Capital Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.alphacapitalfunds.com

You may review and copy information including the SAI and Shareholder Reports at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

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STATEMENT OF ADDITIONAL INFORMATION
January 26, 2011

Alpha Defensive Growth Fund

Class I	ACDEX
Class R

Alpha Opportunistic Growth Fund

Class I	ACOPX
Class R

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-9Alphacap (1-877-925-7422)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated January 26, 2011, as may be revised, for the Class I and Class R shares of the Alpha Defensive Growth Fund and Alpha Opportunistic Growth Fund (each a “Fund,” together the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Alpha Capital Funds Management, LLC (the “Adviser”) is the Funds’ investment adviser.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.alphacapitalfunds.com.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Funds have not commenced operations as of the date of this SAI.

INVESTMENT POLICIES

Each Fund pursues its investment objective by investing in shares of other open-end and closed-end investment companies and exchange-traded funds (“ETFs”), (collectively, the “Underlying Funds”).  Through each Fund’s investments in the Underlying Funds, each Fund will invest in different proportions of various equity, fixed-income, real estate, commodity, and currency securities, as well as futures and other derivative instruments.  However, each Fund reserves the right to invest all of its assets in any of these asset classes depending upon market.

The following discussion of Fund investments and policies supplements the description of each Fund’s investment objective and strategies set forth in the Prospectus.  Except for each Fund’s investment objectives and fundamental investment limitations listed below (see “Investment Restrictions”), each Fund’s  strategies and policies are not fundamental and may be changed by sole action of the Trust’s Board of Trustees (hereinafter referred to as the “Board” or “Trustees”), without shareholder approval.  The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies and risks of the Underlying Funds.

Diversification
Each Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, a Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

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Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Regulatory Events

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Each Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Investment Companies
Each Fund may invest in shares of other registered investment companies (open or closed-end), including ETFs, money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions.

Each Fund’s strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment as a means to achieve its investment objectives.  As a shareholder of other investment companies, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses are in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

ETFs are open-end investment companies with shares that are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

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As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their shares directly from the ETF.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Equity Securities
Each Fund may invest in equity securities through its investments in the shares of the Underlying Funds in which it invests.  Common stocks, convertible securities, rights, warrants, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”) are examples of equity securities in which an Underlying Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

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Convertible Securities.  Each Fund, through its Underlying Funds, may invest in convertible securities.  Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants.  Each Fund, through its Underlying Funds, may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

REITs. Each Fund may invest in Underlying Funds that invest in REITs.  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They may also realize gains or losses from the sale of properties.  Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties.  They are paid interest by the owners of the financed properties.  Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates.  Hybrid REITs invest both in real property and in mortgages.  The Underlying Funds’ investments in REITs can, in particular, be adversely affected by a deterioration of the real estate rental market, in the case of REITs that primarily own real estate, or by deterioration in the creditworthiness of property owners and changes in interest rates, in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code.

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Mortgage-Related Securities and Asset-Backed Securities.  Each Fund may invest in Underlying Funds that invest in mortgage-related securities and asset-backed securities.  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Certain Underlying Funds also may invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Underlying Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

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Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

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FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Short Sales
The Funds are authorized to make short sales of securities.  In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  A Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which a Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and a Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, a Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by a Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Funds in effect profit from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Small and Medium-Sized Companies
To the extent a Fund invests in Underlying Funds that invest in the equity securities of small and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

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Foreign Investments
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”) through their investment in the Underlying Funds.  Each Fund reserves the right to invest without limitation in Underlying Funds that invest in Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities.  The Underlying Funds’ investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

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Taxes.  The interest and dividends payable to an Underlying Fund on certain of its foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  An Underlying Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

The extent to which the Underlying Funds will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Emerging Markets. Each Fund may invest in securities of companies located in developing or emerging markets through its investment in the Underlying Funds.   Investments in companies located in developing or emerging markets entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an Underlying Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Transactions
Each Fund may invest in Underlying Funds that engage in foreign currency exchange transactions.  Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.  Foreign exchange dealers may realize a profit on the difference between the price at which an Underlying Fund buys and sells currencies.

Commodities
The Funds may invest in Underlying Funds that engage in commodity transactions, including commodity-linked derivative instruments, such as structured notes, swap agreements and commodity options and futures.  The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.  As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in the prevailing interest rates.  Conversely, during those same periods, historically the prices of certain commodities, such as oil and metals, have tended to increase.  However, there can be no guarantee of such performance in the future.

Derivative Securities
The Funds may be invested in derivative securities through the Underlying Funds in which they invest.  The Underlying Funds may invest in a wide range of derivatives, including call and put options, futures, credit default swaps, and forward contracts, for hedging purposes as well as direct investment.  There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Underlying Funds. This may cause the futures or options to react differently from the Underlying Funds’ securities to market changes.  In addition, the investment advisers to the Underlying Funds could be incorrect in their expectations for the direction or extent of market movements.  In these events, the Underlying Funds could lose money on the options of futures contracts.  It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Underlying Funds will not be able to liquidate their positions without potentially incurring significant transactions costs.

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An Underlying Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Options on Securities.  Each Fund may invest in Underlying Funds that purchase and write call and put options on securities and securities indices.

Call Options. Each Fund may invest in Underlying Funds that write (sell) covered call options to on its portfolio securities (“covered options”) in an attempt to enhance gain and protect the Underlying Fund from downside market risk.  The Underlying Fund may write (sell) call options on individual stocks to protect against possible price declines in the securities held or to extend a holding period to achieve long-term capital gain status.

When an Underlying Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months.  If the option expires unexercised, the Underlying Fund will realize income to the extent of the amount received for the option (the “premium”).  If the call option is exercised, a decision over which the Underlying Fund has no control, the Underlying Fund must sell the underlying security to the option holder at the exercise price.  By writing a covered option, the Underlying Fund forgoes, in exchange for the premium less the commission (“net premium”) the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

An Underlying Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written.  This transaction is called a “closing purchase transaction.”

Closing sale transactions enable an Underlying Fund immediately to realize gains or minimize losses on its option positions.  There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist.  If an Underlying Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration.  If an Underlying Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Put Options. The Funds also may invest in Underlying Funds that write and purchase put options (“puts”). An Underlying Fund may purchase covered “put” options with respect to securities which are otherwise eligible for purchase by the Underlying Fund, not in excess of 5% of the Underlying Fund’s total net assets.  The Underlying Funds will engage in trading of such derivative securities for hedging and speculative purposes.

If an Underlying Fund purchases a put option, the Underlying Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options).  Purchasing put options may be used as a portfolio investment strategy when the Underlying Fund’s investment adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement.  If an Underlying Fund is holding a security which its investment adviser feels has strong fundamentals, but for some reason may be weak in the near term, the Underlying Fund may purchase a put option on such security, thereby giving the Underlying Fund the right to sell such security at a certain strike price throughout the term of the option.  Consequently, an Underlying Fund will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date an Underlying Fund exercises the put, less transaction costs, will be the amount by which the Underlying Fund will be able to hedge against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Underlying Fund paid for the put, plus transaction costs.  If the price of the underlying security increases, the profit the Underlying Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

When an Underlying Fund writes a put, it receives a premium and give the purchaser of the put the right to sell the underlying security to the Underlying Fund at the exercise price at any time during the option period.  If the Underlying Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  An Underlying Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, an Underlying Fund may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

Options on Securities Indices.  An Underlying Fund may write (sell) covered call options on securities indices in an attempt to increase gain.  A securities index option written by the Underlying Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver actual securities, to the option holder.  Although the Underlying Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call options, such options will usually be written on those indices which correspond most closely to the composition of the Underlying Fund’s portfolio.  As with the writing of covered call options on securities, the Underlying Fund will realize a gain in the amount of the premium received upon writing an option if the value of the underlying index increases above the exercise price and the option is exercised, the Underlying Fund will be required to pay a cash settlement that may exceed the amount of the premium received by the Underlying Fund.  An Underlying Fund may purchase call options in order to terminate its obligations under call options it has written.

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An Underlying Fund may purchase and/or write (sell) call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Underlying Fund’s securities or securities the Underlying Fund intends to buy.  Securities index options will not be purchased or sold for speculative purposes.  Unlike an option on securities, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right, upon the exercise of the option, to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed “index multiplier.”

A securities index fluctuates with changes in the market value of the securities included in the index.  For example, some securities index options are based on a broad market index such as the Standard & Poor’s 500® Index or the Value Line Composite Index, or a narrower market index such as the Standard & Poor’s 100® Index.  Indices may also be based on industry or market segments.

An Underlying Fund may purchase put options in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Underlying Fund’s portfolio securities.  If an Underlying Fund purchases a put option on a stock index, the amount of payment it receives on exercising the option depends on the extent of any decline in the level of the stock index below the exercise price.  Such payments would tend to offset a decline in the value of an Underlying Fund’s portfolio securities.  If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Underlying Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs.  Such loss may be partially offset by an increase in the value of an Underlying Fund’s portfolio securities.  An Underlying Fund may write put options on stock indices in order to close out positions in stock index put options which it has purchased.

An Underlying Fund may purchase call options on stock indices in order to participate in an anticipated increase in stock market prices or to lock in a favorable price on securities that it intends to buy in the future.  If an Underlying Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price.  Such payments would in effect allow the Underlying Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks.  Such payments may also offset increases in the price of stocks that the Underlying Fund intends to purchase.  If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Underlying Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs.  Such loss may be partially offset by a reduction in the price the Underlying Fund pays to buy additional securities for its portfolio.  The Underlying Fund may write call options on stock indices in order to close out positions in stock index call options that it has purchased.

The effectiveness of hedging through the purchase of options on securities indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected stock index.  Perfect correlation is not possible because the securities held or to be acquired by the Underlying Fund will not exactly match the composition of the stock indices on which the options are available.  In addition, the purchase of stock index options involves the risk that the premium and transaction costs paid by the Underlying Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

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The use of hedging strategies, such as writing (selling) and purchasing options on indices involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Options on indices may be governed by Section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”) and are treated partly as a long-term gain or loss (60% of the gain or loss) and partly as a short-term gain or loss (40% of the gain or loss).

Credit Default Swaps.  Each Fund may invest in Underlying Funds that enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by an Underlying Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

An Underlying Fund may be either the buyer or seller in the transaction.  As a seller, an Underlying Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Underlying Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If an Underlying Fund is a buyer and no credit event occurs, the Underlying Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if an Underlying Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If an Underlying Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Underlying Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying Fund.

An Underlying Fund may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Funds reserve the right to invest in Underlying Funds that invest in similar instruments that may become available in the future.

Debt Futures. Each Fund may invest in Underlying Funds that invest in futures contracts on debt securities (“Debt Futures” or “Futures”) or options on Debt Futures.

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A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date.  The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product.  The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading.  The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin.  Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract.  No credit is being extended, and no interest expense accrues on the non-margined value of the contract.  The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract.  A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level.  Each Underlying Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.

To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.  However, the entire value of the contract does not change hands; only the gains and losses on the contract since the preceding day are credited and debited to the accounts of the buyers and sellers, just as on every other preceding trading day, and the positions are closed out.

One risk in employing Futures to attempt to protect against declines in the value of the securities held by an Underlying Fund is the possibility that the prices of Futures will correlate imperfectly with the behavior of the market value of that Underlying Fund’s securities.  The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Futures being considered for purchase or sale by an Underlying Fund will be a factor in their selection by the Underlying Fund’s investment adviser.  Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

It is possible that, where an Underlying Fund has sold Futures in a short hedge, the market may advance but the value of the securities held by the Underlying Fund may decline.  If this occurred, the Underlying Fund would lose money on the Future and also experience a decline in the value of its securities. Where Futures are purchased in a long hedge, it is possible that the market may decline; if an Underlying Fund then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the Underlying Fund will realize a loss on the Future that is not offset by a reduction in the price of any securities purchased.

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Short-Term, Temporary, and Cash Investments
Each Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, a Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

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Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix B.

Government Obligations
The Funds may invest in Underlying Funds that may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as GNMA, Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, FNMA, FHLMC, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds may invest in Underlying Funds that invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  Emerging market governments could default on their sovereign debt.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

When-Issued Securities
The Funds may invest in Underlying Funds that purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s NAV.  During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund.  At the time of settlement, the market value of the security may be more or less than the purchase price.  When a Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

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Corporate Debt Securities
Each Fund may invest without limitation in Underlying Funds that invest up in fixed-income securities of any maturity or credit quality.  Bonds rated below BBB by S&P or Baa by Moody’s, commonly referred to as “junk bonds,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds.  Lower-rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for corporate debt securities are described in Appendix A.

Illiquid Securities
As a non-principal strategy, a Fund may hold up to 15% of its net assets in securities, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “1933 Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the 1933 Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

The 1940 Act provides that an Underlying Fund whose shares are purchased by a Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days.  Thus, shares of an Underlying Fund held by a Fund in excess of 1% of the Underlying Fund’s securities are considered not readily marketable securities that together with other such securities, may not exceed 15% of a Fund’s net assets.  However, because each Fund has elected to reserve the right to pay redemption requests by a distribution of securities from the Fund’s portfolio, in lieu of cash, these holdings may be treated as liquid.  In some cases, an Underlying Fund may make payment of a redemption by a Fund by distributing securities from its portfolio instead of cash.  Thus it is possible that a Fund could hold securities distributed by an Underlying Fund until such time as the Adviser determines that it is appropriate to dispose of such securities.

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Borrowing
Though the Funds do not currently intend to borrow money, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the NAV per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.	Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.

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7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  A Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Invest in securities of other investment companies, except as permitted under the 1940 Act.

3.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

4.	Lend portfolio securities.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

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Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Sallie P. Diederich (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2011.	Independent Mutual Fund Consultant, (1995 to present); Advisor Corporate Controller, Transamerica Fund Management Company (1994 to 1995); Senior Vice President, Mutual Fund and Custody Operations, Putnam Investments (1992 to 1993); Vice President and Controller, Mutual Fund Accounting, American Capital Mutual Funds (1986 to 1992).	2	None

Donald E. O’Connor (age 74) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 71) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	None.

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Interested Trustee

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Joe D. Redwine(3) (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	2	None.

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 43) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 49) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 53) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

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(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation
Set forth below is the anticipated compensation to be received by the Independent Trustees from the Funds for the fiscal year ending September 30, 2011.  The Independent Trustees receive an annual trustee fee of $50,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the Defensive Growth Fund(1)	Aggregate Compensation from the Opportunistic Growth Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Name of Independent Trustee
Sallie P. Diederich	$705	$705	None	None	$1,410
Donald E. O’Connor	$705	$705	None	None	$1,410
George J. Rebhan	$705	$705	None	None	$1,410
George T. Wofford	$705	$705	None	None	$1,410
Name of Interested Trustee
Joe D. Redwine	$0	$0	None	None	$0
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds. For the fiscal year ending September 30, 2011, Trustees’ fees are estimated in the amount of $100,000.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s Advisers, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Advisers, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees”, below.  More than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, each of the Trustees has served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Sallie P. Diederich.  Ms. Diederich is experienced with financial, accounting, investment and regulatory matters through her position as an independent mutual fund management consultant.  Prior to establishing her own consulting business, Ms. Diederich gained substantial experience in mutual fund operations and accounting through senior positions at large mutual fund complexes.  Ms. Diederich is a Certified Public Accountant and serves as the Trust’s Audit Committee Financial Expert.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

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Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of each Fund’s pricing and financial reporting

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  Messrs. O’Connor, Rebhan and Wofford comprise the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

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Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Funds as of the calendar year ended December 31, 2010, which is prior to the inception date of the Funds.

As of December 31, 2010, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

Since the Funds were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of a Fund’s outstanding shares.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures (“Proxy Voting Policies”) which provided that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of, each Fund’s shareholders, as determined by the Advisor in good faith, subject to any restrictions or directions of the Funds.  Such voting responsibilities will be exercised in a manner that is consistent with the general anti-fraud provisions of the Investment Advisers Act of 1940, as amended, as well as the Advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.

On certain routine proposals (for example, those which do not change the structures, bylaws or operations of a company), the Advisor will generally vote in the manner recommended by management.  Non-routine proposals, (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals, will generally be reviewed on a case-by-case basis.  The Advisor reserves the right to exercise its own judgment on a case-by-case basis.  If the Advisor determines that voting a particular proxy would create a material conflict of interest between its interest or the interests of any of its affiliated parties and the interests of a Fund, the Advisor will vote such proxy based upon the recommendations of the independent third party proxy voting service.

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The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-877-9Alphacap (1-877-925-7422) and on the SEC’s website at www.sec.gov.

THE FUNDS’ INVESTMENT ADVISER

Alpha Capital Funds Management, LLC, 1355 Peachtree Street, Suite 750, Atlanta, Georgia 30309 acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Mr. Bradley H. Alford, the portfolio manager of the Funds, owns 90% of the Adviser and is a control person of the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.65% of each Fund’s average daily net assets for each of the Class I shares and Class R shares.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of each Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of a Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of a Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of a Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to each Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of a Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by a Fund and/or to pay Fund operating expenses to the extent necessary to limit a Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Adviser in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

Portfolio Managers
Mr. Bradley H. Alford, CFA, CFP is the portfolio manager principally responsible for the day-to-day management of each Fund’s portfolio.  The following table shows the number of other accounts managed by Mr. Alford and the total assets in the accounts managed within various categories as of September 30, 2010.

Type of Accounts	Number of Accounts	Total Assets (in millions)	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	0	$ 0	0	$0
Other Pooled Investments	77	$ 42	0	$0
Other Accounts	0	$ 0	0	$0

Material Conflicts of Interest.  Mr. Alford also manages all investment accounts for the Adviser and any major separate accounts.  There is a potential conflict should one of these accounts be favored over another, but the intention of the Adviser is to treat the various funds equally.  The various funds are expected to hold generally the same securities in the same proportions.  Buy and/or sell orders will normally be placed concurrently for each fund.  Any differences between the funds/accounts would be expected to arise from differential cash flows.

Compensation.  Mr. Alford receives a fixed base salary and a share of the profits of the Adviser equal in proportion to his ownership of the firm.

Securities Owned in the Funds by the Portfolio Manager.  As of the date of this SAI, the portfolio manager did not beneficially own any shares of the Funds as they had not commenced operations.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

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Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Funds, a combined fee for fund administration and fund accounting services based on each Fund’s current average daily net assets of: 0.10% on the first $75 million, 0.08% on the next $250 million and 0.05% on the remaining assets, with a minimum annual fee of $64,000 for the first Fund and $50,000 for the second Fund as well as an additional fee of $30,000 for each additional share class.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, Transfer Agent and dividend disbursing agent under separate agreements.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost of the Chief Compliance Officer services is allocated to the Funds by the Board.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of each Fund’s assets, holds each Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Pubic Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

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Purchases of portfolio securities for a Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

While it is the Adviser’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, as amended, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

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DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 ( “Quasar”), pursuant to which Quasar acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

RULE 12b-1 DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class R shares of each Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of each Fund’s Class R shares.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by a Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of a Fund’s Class R shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of a Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of a Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to a Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

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Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as each Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

PORTFOLIO HOLDINGS POLICY

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

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Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Fund.  No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or its employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

DETERMINATION OF SHARE PRICE

The NAV of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is calculated by adding the value of all securities and other assets attributable to a Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).  The net asset amount attributable to the Class I shares and Class R shares is divided by the number of shares held by investors of the applicable class.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

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Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The assets of each Fund consist primarily, if not exclusively, of shares of the Underlying Funds valued at their respective NAVs per share.  There may be situations when a Fund is unable to receive an NAV per share from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith by the Trust’s Valuation Committee under supervision of the Board.  Most Underlying Fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an Underlying Fund, or if the value of a security held by an Underlying Fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the Underlying Funds’ Boards of Directors or Trustees.  The NAV per share of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

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The public offering price of Fund shares is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s objective and otherwise acceptable to the Adviser and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your Financial Intermediary.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, a Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Code, provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the nondeductible excise tax, a Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Funds or shareholders.

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Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.

Under recently enacted legislation, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Funds may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.  There is no requirement that the Funds take into consideration any tax implications when implementing their investment strategies.

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Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

If more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  If this election is made, shareholders will be (1) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (2) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements.  In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  In this case, these taxes will be taken as a deduction by the Fund.  Under recently enacted legislation, in the case of a qualified fund of funds, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund without regard to the requirement that more than 50% of the value of its total assets consist of stock or securities in foreign corporations.  For this purpose, a qualified fund of funds means a Fund at least 50% of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other regulated investment companies.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

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Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund offers two share classes –Class I shares and Class R shares.

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The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

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FINANCIAL STATEMENTS

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Funds had not commenced operations as of the date of this SAI, no financial statements are available.

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APPENDIX A

Corporate Bond Ratings

Moody’s Investors Service, Inc.
Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.  Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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Standard & Poor’s Ratings Group
AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing with the major categories.

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APPENDIX B

Commercial Paper Ratings

Moody’s Investors Service, Inc.
Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group
A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

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PART C
(Alpha Capital Funds)

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement dated January 26, 2011 – filed herewith.

(e)	Distribution Agreement dated December 9, 2010 – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Custody Agreement dated June 6, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)	Amendment dated December 9, 2010, to the Custody Agreement – filed herewith.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment dated December 9, 2010, to the Fund Administration Servicing Agreement – filed herewith.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(2)	Amendment dated December 9, 2010, to the Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment dated December 9, 2010, to the Fund Accounting Servicing Agreement – filed herewith.

(iv)	Operating Expenses Limitation Agreement dated January 26, 2011 – filed herewith.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Diederich) was previously filed with Post-Effective Amendment No. 340 to the Trust’s Registration Statement on Form N-1A on January 14, 2011, and is incorporated herein by reference.

(i)	Legal Opinion dated January 26, 2011 – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Distribution (Rule 12b-1) Plan – filed herewith.

(n)	Multiple Class (Rule 18f-3) Plan – filed herewith.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated December 2007, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(ii)	Code of Ethics for Adviser dated [ ] – filed herewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Registrant’s Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of the Registrant’s Amended and Restated By-Laws.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-71990), dated December 8, 2010.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	SCS Financial Funds
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	Trustee, Chairman and Chief Executive Officer
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana 46250.

(c)      Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Investment Adviser	Alpha Capital Funds Management, LLC 1355 Peachtree Street, Suite 750 Atlanta, Georgia 30309
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 341 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 341 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of January, 2011.

                         Advisors Series Trust

                         By:/s/ Douglas G. Hess
                             Douglas G. Hess
                         President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 341 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Sallie P. Diederich*	Trustee	January 26, 2011
Sallie P. Diederich

Donald E. O’Connor*	Trustee	January 26, 2011
Donald E. O’Connor

George J. Rebhan*	Trustee	January 26, 2011
George J. Rebhan

George T. Wofford*	Trustee	January 26, 2011
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	January 26, 2011
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	January 26, 2011
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	January 26, 2011
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		January 26, 2011
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Investment Advisory Agreement	EX.99.d
Distribution Agreement	EX.99.e
Amendment to the Custody Agreement	EX.99.g.i
Amendment to the Fund Administration Servicing Agreement	EX.99.h.i.1
Amendment to the Transfer Agent Servicing Agreement	EX.99.h.ii.2
Amendment to the Fund Accounting Servicing Agreement	EX.99.h.iii.1
Operating Expenses Limitation Agreement	EX.99.h.iv
Legal Opinion	EX.99.i
Consent of Independent Registered Public Accounting Firm	EX.99.j
Distribution (Rule 12b-1) Plan	EX.99.m
Multiple Class (Rule 18f-3) Plan	EX.99.n
Code of Ethics (Advisor)	EX.99.p.ii